Ordinary Shares (Details)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 16, 2017 shareholders shares	Nov. 03, 2017 shareholders shares
Ordinary Shares (Textual)
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, par value | $ / shares	$ 0.0001	$ 0.0001
Ordinary share issued			10,987,679	10,987,679
Number of shareholders | shareholders			9	9